SHARE-BASED PAYMENTS (Details Narrative) - USD ($)				1 Months Ended		3 Months Ended		9 Months Ended
	Sep. 10, 2019	Apr. 14, 2018	Apr. 11, 2018	Apr. 20, 2019	Jan. 20, 2019	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Stock issued for services, value						$ 0		$ 337,250	$ 337,250
Stock option expenses						$ 69,957	$ 146,253	$ 212,570	$ 568,785
Third Party
Stock issued for services, shares	8,370,000			500,000	1,000,000
Stock issued for services, value				$ 50,000	$ 177,000
Officer
Stock issued for services, shares		1,000,000	1,500,000